Pro forma Consolidated Statements of Operations (Unaudited) - USD ($)	5 Months Ended	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2015
Expenses
Net loss	$ (202,740)
Datasea [Member]
Expenses
Selling expenses
General and administrative expenses		$ 7,544
Total expenses		7,544
Income from operations		$ (7,544)
Income tax expense
Net loss		$ (7,544)
Earnings per share		$ (0.00)
Weighted average shares outstanding		6,641,989
Shuhai [Member]
Expenses
Selling expenses	766
General and administrative expenses	201,974
Total expenses	202,740
Income from operations	$ (202,740)
Income tax expense
Net loss	$ (202,740)
Earnings per share	$ (0.04)
ProForma Adjustments Member
Expenses
Selling expenses
General and administrative expenses
Total expenses
Income from operations
Income tax expense
Net loss
Earnings per share
Weighted average shares outstanding		4,000,000
ProForma Consolidated Member
Expenses
Selling expenses		$ 766
General and administrative expenses		209,518
Total expenses		210,284
Income from operations		$ (210,284)
Income tax expense
Net loss		$ (210,284)
Earnings per share		$ (0.02)
Weighted average shares outstanding		10,641,989